FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mary Anderson
Title:	Principal
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   September 30, 2007

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       47

	c.	Information Table Value Total   $ 256,430

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending September 30, 2007
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.

                                                             MKT
                               SECURITY                      VAL
SECURITY                       TYPE    SYMBOL     CUSIP      x 1000      SHARES

3M COMPANY                     common    mmm      88579y101     9,553    102,081
AMERICAN ELEC PWR              common    aep      025537101       202      4,385
AT&T INC.                      common    t        00206R102    10,554    249,434
AUTOMATIC DATA PROCESSING      common    adp      053015103       134      2,928
BANK OF AMERICA                common    bac      060505104     7,635    151,875
BP PLC SPONS ADR               common    bp       055622104     7,217    104,062
CEDAR FAIR L.P.                common    fun      150185106       457     19,150
COCA-COLA CO                   common    ko       191216100    10,521    183,070
CON AGRA                       common    cag      205887102     5,931    226,975
CON EDISON CO                  common    ed       209115104     3,296     71,195
CONOCOPHILLIPS                 common    cop      20825c104     5,604     63,852
CORNING INC                    common    glw      219350105     4,465    181,150
DOMINION RES INC               common    d        25746u109       278      3,300
E I DUPONT DE NEMOURS          common    dd       263534109     8,690    175,334
EMERSON ELECTRIC               common    emr      291011104     9,509    178,670
EXXON MOBIL                    common    xom      30231G102     5,844     63,137
FIRST ENERGY                   common    fe       337932107     1,581     24,960
GAP INC                        common    gps      364760108     6,436    349,025
GENERAL ELECTRIC               common    ge       369604103    14,068    339,811
GENERAL MILLS INC              common    gis      370334104     5,933    102,280
HOME DEPOT INC                 common    hd       437076102     7,234    222,984
HONEYWELL INTL                 common    hon      438516106     8,244    138,625
HUNTINGTON BANCSHARES          common    hban     446150104       435     25,600
INTEL CORP                     common    intc     458140100     9,801    378,985
INTL BUS. MACHINES             common    ibm      459200101       176      1,490
JOHNSON & JOHNSON INC          common    jnj      478160104     9,809    149,296
JP MORGAN CHASE                common    jpm      46625H100     9,580    209,079
KIMBERLY-CLARK                 common    kmb      494368103     9,936    141,421
KRAFT FOODS INC                common    kft      50075N104     1,377     39,900
LILLY, ELI & CO                common    lly      532457108     3,756     65,971
LUBRIZOL CORP                  common    lz       549271104     7,223    111,015
MASCO CORP                     common    mas      574599106     3,879    167,430
MICROSOFT CORP                 common    msft     594918104     8,288    281,341
MOODY'S CORPORATION            common    mco      615369105       104      2,069
MOTOROLA INC                   common    mot      620076109     6,025    325,162
NATIONAL CITY                  common    ncc      635405103     3,998    159,330
PEPSICO                        common    pep      713448108       205      2,797
PFIZER INC                     common    pfe      717081103     7,233    296,050
PPG INDUSTRIES INC             common    ppg      693506107     6,883     91,105
PROCTER & GAMBLE CO            common    pg       742718109       158      2,240
PROGRESS ENERGY                common    pgn      743263105       166      3,550
SCHERING PLOUGH                common    sgp      806605101       722     22,815
VERIZON COMM                   common    vz       92343V104     9,889    223,326
VF CORP                        common    vfc      918204108     6,292     77,916
WACHOVIA CORP                  common    wb       929903102    10,857    216,484
WAL-MART STORES                common    wmt      931142103     5,659    129,637
WRIGLEY                        common    wwy      982526105       593      9,230

                                                              256,430